UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 28, 2009

1.814090.104

ISIG-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 78.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 27.7%
Fannie Mae:
1.75% 3/23/11	$ 32,365,000	$ 32,412,577
2% 1/9/12	12,000,000	12,053,568
2.75% 2/5/14	6,650,000	6,647,653
2.875% 10/12/10	14,271,000	14,609,936
3% 7/12/10	1,875,000	1,914,296
3.25% 8/12/10	573,000	587,344
3.375% 5/19/11	19,544,000	20,316,477
3.625% 8/15/11	12,000,000	12,599,448
4.75% 11/19/12	2,500,000	2,731,528
5% 2/16/12	2,300,000	2,500,531
6% 5/15/11	4,335,000	4,743,960
Federal Home Loan Bank 3.625% 10/18/13	13,230,000	13,684,212
Freddie Mac:
1.5% 1/7/11	8,230,000	8,222,675
3.25% 7/16/10	113,000	115,759
4.125% 11/30/09	14,100,000	14,425,301
4.875% 11/15/13	250,000	274,766
5.25% 7/18/11	6,000,000	6,502,638
6.875% 9/15/10	13,200,000	14,198,250
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	1,936,224	2,024,131
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	621,152	659,415
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		171,224,465
U.S. Treasury Obligations - 49.3%
U.S. Treasury Notes:
0.875% 1/31/11	56,997,000	56,874,457
0.875% 2/28/11	15,300,000	15,257,007
1.125% 12/15/11	32,608,000	32,437,330
1.125% 1/15/12	13,000,000	12,906,556
1.25% 11/30/10	5,178,000	5,202,285
1.375% 2/15/12	41,306,000	41,263,868
1.5% 12/31/13	1,403,000	1,373,954
1.75% 11/15/11	1,789,000	1,810,253
1.75% 1/31/14	22,221,000	21,976,125
1.875% 2/28/14	6,000,000	5,958,780
2% 11/30/13	4,677,000	4,688,328
2.375% 8/31/10	10,375,000	10,609,247
2.75% 2/28/13	12,669,000	13,179,713
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 10/31/13	$ 25,475,000	$ 26,434,287
3.125% 8/31/13	10,665,000	11,245,741
3.125% 9/30/13	3,970,000	4,183,078
3.375% 6/30/13	10,561,000	11,271,396
3.375% 7/31/13	900,000	960,117
3.5% 5/31/13	1,859,000	1,990,582
4.5% 4/30/12	9,050,000	9,889,949
4.625% 7/31/12	7,793,000	8,585,696
4.75% 5/31/12	6,000,000	6,614,532
TOTAL U.S. TREASURY OBLIGATIONS		304,713,281
Other Government Related - 1.9%
JPMorgan Chase & Co. 1.65% 2/23/11 (FDIC Guaranteed) (a)	2,140,000	2,140,582
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (a)	9,000,000	9,278,136
TOTAL OTHER GOVERNMENT RELATED		11,418,718
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $481,707,467)		487,356,464
U.S. Government Agency - Mortgage Securities - 15.0%

Fannie Mae - 8.5%
3.915% 7/1/35 (b)	92,119	92,512
4% 9/1/13 to 5/1/20	1,086,003	1,098,110
4.175% 5/1/35 (b)	3,049,083	3,061,726
4.217% 5/1/34 (b)	305,507	307,709
4.282% 7/1/33 (b)	5,458,209	5,570,075
4.296% 8/1/35 (b)	550,110	553,431
4.303% 3/1/33 (b)	23,358	23,743
4.318% 7/1/35 (b)	120,131	121,341
4.34% 1/1/35 (b)	41,975	42,670
4.42% 5/1/35 (b)	410,574	415,217
4.421% 10/1/33 (b)	161,746	164,863
4.423% 5/1/35 (b)	32,154	32,625
4.432% 3/1/35 (b)	75,860	77,087
4.455% 2/1/35 (b)	1,048,300	1,063,111
4.456% 7/1/35 (b)	780,145	776,378
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 3/1/18 to 11/1/19	$ 746,289	$ 767,623
4.547% 3/1/35 (b)	222,671	223,816
4.548% 10/1/33 (b)	30,003	30,293
4.55% 10/1/35 (b)	645,112	653,511
4.583% 8/1/34 (b)	105,035	106,548
4.594% 7/1/35 (b)	494,042	503,271
4.603% 7/1/35 (b)	14,916	15,041
4.623% 2/1/33 (b)	30,822	31,005
4.649% 10/1/35 (b)	54,847	55,342
4.651% 10/1/33 (b)	12,103	12,150
4.667% 7/1/35 (b)	34,614	35,276
4.686% 10/1/34 (b)	101,820	102,660
4.691% 2/1/35 (b)	516,093	524,115
4.7% 2/1/35 (b)	206,188	209,598
4.722% 4/1/33 (b)	284,258	285,908
4.742% 12/1/34 (b)	35,785	36,189
4.747% 4/1/35 (b)	13,011	13,221
4.752% 10/1/35 (b)	514,165	521,457
4.765% 8/1/33 (b)	34,295	34,615
4.765% 2/1/34 (b)	8,529	8,689
4.778% 7/1/36 (b)	118,479	119,497
4.787% 7/1/35 (b)	170,642	174,167
4.806% 11/1/34 (b)	81,734	82,771
4.81% 2/1/36 (b)	33,549	34,044
4.845% 3/1/33 (b)	85,189	86,602
4.87% 7/1/35 (b)	213,003	218,496
4.884% 2/1/36 (b)	430,954	439,645
4.893% 2/1/36 (b)	456,313	466,537
4.898% 5/1/35 (b)	69,999	71,146
4.933% 1/1/35 (b)	114,254	115,880
4.946% 7/1/34 (b)	14,916	15,079
4.952% 8/1/35 (b)	378,390	388,735
4.976% 4/1/35 (b)	360,421	366,834
4.98% 5/1/35 (b)	78,833	79,399
4.982% 2/1/34 (b)	276,547	285,401
4.987% 7/1/35 (b)	367,181	373,528
4.994% 2/1/35 (b)	191,140	194,556
5% 2/1/16	20,218	20,855
5.009% 12/1/32 (b)	258,882	261,721
5.042% 3/1/37 (b)	1,729,597	1,760,218
5.045% 10/1/35 (b)	226,583	232,278
5.046% 3/1/35 (b)	5,835	5,865
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.062% 11/1/33 (b)	$ 61,793	$ 63,218
5.089% 9/1/34 (b)	27,384	27,689
5.09% 10/1/35 (b)	152,602	156,868
5.141% 5/1/35 (b)	27,382	27,933
5.16% 10/1/18 (b)	15,963	16,159
5.174% 8/1/34 (b)	217,330	220,944
5.185% 3/1/35 (b)	20,290	20,654
5.193% 6/1/35 (b)	145,599	146,874
5.198% 3/1/35 (b)	21,992	22,100
5.264% 11/1/36 (b)	106,997	109,648
5.265% 12/1/36 (b)	100,803	102,944
5.267% 7/1/35 (b)	978,427	1,002,314
5.302% 12/1/32 (b)	71,421	72,417
5.31% 12/1/34 (b)	45,646	46,240
5.342% 2/1/37 (b)	107,389	110,074
5.398% 2/1/37 (b)	471,273	481,604
5.453% 2/1/37 (b)	680,129	698,983
5.498% 6/1/47 (b)	79,304	81,151
5.5% 6/1/09 to 6/1/20	4,057,489	4,216,700
5.503% 4/1/36 (b)	4,670,392	4,842,174
5.51% 11/1/36 (b)	182,121	185,585
5.63% 4/1/36 (b)	480,658	498,346
5.633% 2/1/36 (b)	117,895	121,948
5.658% 6/1/36 (b)	271,578	281,122
5.748% 4/1/36 (b)	179,318	185,302
5.77% 3/1/36 (b)	950,771	985,463
5.798% 1/1/36 (b)	107,255	111,573
5.805% 5/1/36 (b)	662,429	687,147
5.819% 9/1/36 (b)	187,625	190,822
5.883% 12/1/36 (b)	175,970	183,381
5.954% 5/1/36 (b)	117,086	121,652
5.995% 3/1/33 (b)	11,846	11,981
6% 5/1/12 to 3/1/22	4,525,866	4,736,804
6.008% 4/1/36 (b)	1,968,438	2,044,987
6.118% 4/1/36 (b)	181,813	189,124
6.192% 2/1/35 (b)	21,910	22,286
6.22% 3/1/37 (b)	59,426	62,007
6.243% 6/1/36 (b)	28,491	28,954
6.292% 6/1/36 (b)	4,519,126	4,710,077
6.5% 6/1/15 to 7/1/32	403,566	423,753
7% 6/1/12 to 6/1/31	229,188	238,228
7.5% 5/1/37	144,201	152,888
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9% 2/1/13 to 8/1/21	$ 110,092	$ 117,127
9.5% 5/1/09 to 11/1/21	696	746
10.5% 5/1/10 to 8/1/20	20,338	22,411
11% 11/1/10 to 9/1/14	37,208	38,680
11.5% 11/1/15 to 7/15/19	79,582	88,661
12% 4/1/15	11,333	12,942
12.5% 3/1/16	1,163	1,325
		52,286,190
Freddie Mac - 6.5%
3.456% 2/1/34 (b)	38,006	37,967
3.758% 5/1/35 (b)	298,165	299,077
3.994% 7/1/33 (b)	3,066,100	3,083,057
4% 11/1/20	779,604	786,460
4.008% 4/1/34 (b)	502,940	503,330
4.275% 6/1/33 (b)	139,335	139,074
4.275% 6/1/35 (b)	70,626	71,632
4.315% 12/1/34 (b)	41,660	42,335
4.407% 3/1/35 (b)	60,113	60,992
4.471% 3/1/35 (b)	55,575	56,393
4.492% 7/1/35 (b)	217,463	219,845
4.522% 2/1/35 (b)	113,100	114,936
4.539% 5/1/38 (b)	7,961,744	8,110,295
4.569% 12/1/33 (b)	294,362	296,546
4.709% 11/1/35 (b)	170,693	172,817
4.789% 2/1/36 (b)	50,101	51,373
4.801% 3/1/35 (b)	102,237	103,369
4.834% 9/1/35 (b)	5,082,031	5,200,483
4.841% 9/1/36 (b)	121,189	122,422
4.937% 4/1/35 (b)	378,473	387,213
4.94% 1/1/35 (b)	419,292	425,848
5% 9/1/18 to 9/1/35	3,829,186	3,960,695
5.028% 7/1/35 (b)	665,230	677,800
5.074% 7/1/35 (b)	159,994	164,626
5.185% 10/1/35 (b)	189,168	193,296
5.257% 2/1/36 (b)	18,504	19,060
5.288% 3/1/35 (b)	37,758	37,963
5.443% 4/1/37 (b)	69,468	71,165
5.474% 3/1/37 (b)	65,312	66,433
5.486% 1/1/36 (b)	175,434	181,099
5.5% 8/1/14 to 11/1/20	2,682,256	2,795,642
5.521% 1/1/36 (b)	213,680	220,144
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.526% 2/1/35 (b)	$ 69,297	$ 69,678
5.542% 10/1/36 (b)	189,962	194,902
5.587% 3/1/36 (b)	783,596	808,624
5.694% 10/1/35 (b)	49,780	51,880
5.74% 5/1/37 (b)	831,528	859,098
5.757% 3/1/37 (b)	381,986	387,335
5.78% 4/1/37 (b)	364,947	374,138
5.798% 5/1/37 (b)	512,939	529,474
5.812% 6/1/37 (b)	296,074	306,934
5.834% 5/1/37 (b)	121,602	124,377
5.846% 5/1/37 (b)	59,843	61,227
5.948% 4/1/36 (b)	1,355,505	1,403,227
6% 11/1/16 to 2/1/19	1,332,456	1,395,460
6.006% 6/1/36 (b)	120,711	125,319
6.095% 3/1/33 (b)	7,548	7,666
6.122% 12/1/36 (b)	898,018	919,047
6.141% 2/1/37 (b)	132,731	137,392
6.142% 12/1/36 (b)	251,020	260,969
6.181% 5/1/36 (b)	112,068	116,308
6.301% 8/1/36 (b)	1,473,498	1,532,156
6.303% 7/1/36 (b)	122,131	126,725
6.418% 6/1/37 (b)	34,485	35,833
6.452% 9/1/36 (b)	616,573	641,850
6.5% 12/1/21	359,435	377,173
6.65% 8/1/37 (b)	237,848	247,703
7.5% 11/1/12	65,595	67,351
7.524% 4/1/37 (b)	23,693	24,722
9% 10/1/16 to 12/1/18	39,057	41,770
9.5% 2/1/17 to 12/1/22	126,198	137,225
10% 7/1/09 to 6/1/20	8,036	8,845
10.5% 9/1/20 to 5/1/21	840	876
11% 12/1/11	136	137
11.5% 10/1/15	3,638	4,063
12% 10/1/13 to 11/1/19	13,032	14,529
12.25% 11/1/14	15,984	17,776
12.5% 8/1/10 to 6/1/19	61,306	67,980
		40,153,156
Government National Mortgage Association - 0.0%
8% 11/15/09 to 12/15/23	184,341	194,826
8.5% 5/15/16 to 3/15/17	37,454	40,228
10.5% 1/15/16 to 1/15/18	36,359	40,943
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
11% 10/20/13	$ 1,322	$ 1,461
13.5% 7/15/11	1,960	2,096
		279,554
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $90,618,904)		92,718,900
Collateralized Mortgage Obligations - 5.0%

U.S. Government Agency - 5.0%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.06% 4/25/24 (b)	1,191,760	982,091
Series 2007-95 Class A1, 0.7238% 8/27/36 (b)	366,760	355,794
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,482,716
sequential payer Series 1999-25 Class Z, 6% 6/25/29	2,335,826	2,429,919
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.4538% 8/25/31 (b)	280,335	274,832
Series 2002-49 Class FB, 1.0613% 11/18/31 (b)	479,020	467,583
Series 2002-60 Class FV, 1.4738% 4/25/32 (b)	106,012	104,110
Series 2002-74 Class FV, 0.9238% 11/25/32 (b)	1,080,525	1,041,124
Series 2002-75 Class FA, 1.4738% 11/25/32 (b)	217,165	213,216
planned amortization class:
Series 2002-11:
Class QC, 5.5% 3/25/17	522,262	542,067
Class UC, 6% 3/25/17	400,965	419,407
Series 2002-16 Class PG, 6% 4/25/17	558,089	582,419
Series 2002-61 Class PG, 5.5% 10/25/17	945,000	983,930
Series 2002-9 Class PC, 6% 3/25/17	809,675	849,197
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	405,062
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	334,676
Series 2005-52 Class PB, 6.5% 12/25/34	640,756	680,901
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	130,935	135,936
Series 2002-57 Class BD, 5.5% 9/25/17	134,436	140,680
Series 2004-95 Class AN, 5.5% 1/25/25	367,502	378,122
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.455% 3/15/32 (b)	$ 463,441	$ 457,051
Series 2526 Class FC, 0.855% 11/15/32 (b)	243,175	234,451
Series 2530 Class FE, 1.055% 2/15/32 (b)	274,999	269,970
Series 2630 Class FL, 0.955% 6/15/18 (b)	24,979	24,253
Series 2925 Class CQ, 0% 1/15/35 (b)	124,773	98,076
Series 3344 Class FT, 0.805% 7/15/34 (b)	7,030,055	6,795,177
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	135,895	142,757
Series 2363 Class PF, 6% 9/15/16	189,636	198,050
Series 2376 Class JE, 5.5% 11/15/16	141,751	147,530
Series 2378 Class PE, 5.5% 11/15/16	386,425	402,860
Series 2381 Class OG, 5.5% 11/15/16	109,163	113,789
Series 2425 Class JH, 6% 3/15/17	190,385	199,966
Series 2628 Class OE, 4.5% 6/15/18	335,000	340,568
Series 2695 Class DG, 4% 10/15/18	805,000	797,080
Series 2752 Class PW, 4% 4/15/22	105,368	105,207
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	886,947	918,654
Series 2570 Class CU, 4.5% 7/15/17	70,280	72,084
Series 2572 Class HK, 4% 2/15/17	95,676	97,140
Series 2617 Class GW, 3.5% 6/15/16	241,178	242,564
Series 2672 Class HA, 4% 9/15/16	741,857	754,270
Series 2729 Class GB, 5% 1/15/19	545,000	566,925
Series 2860 Class CP, 4% 10/15/17	70,268	71,015
Series 2937 Class HJ, 5% 10/15/19	346,409	359,733
Series 3013 Class VJ, 5% 1/15/14	830,800	863,704
Series 3266 Class C, 5% 2/15/20	251,545	260,057
Series 2564 Class BQ, 5.5% 10/15/17	2,039,609	2,120,583
Series 2975 Class NA, 5% 7/15/23	134,316	135,625
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,425,498)		30,592,921
Cash Equivalents - 3.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.26%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (Cost $22,507,000)	22,507,485	$ 22,507,000
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $625,258,869)		633,175,285
NET OTHER ASSETS - (2.5)%		(15,351,666)
NET ASSETS - 100%		$ 617,823,619
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	(235,956)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(302,849)
Receive semi-annually a fixed rate equal to 2.755% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2010	10,600,000	255,972
Receive semi-annually a fixed rate equal to 3.3175% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2010	9,000,000	233,040
Receive semi-annually a fixed rate equal to 3.78% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	8,000,000	519,542
		$ 30,950,000	$ 469,749
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $11,418,718 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$22,507,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 8,824,996
UBS Securities LLC	13,682,004
$ 22,507,000
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 633,175,285	$ -	$ 633,077,209	$ 98,076
Other Financial Instruments*	$ 469,749	$ -	$ 469,749	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 692,160
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,580
Cost of Purchases	-
Proceeds of Sales	(32,692)
Amortization/Accretion	46
Transfer in/out of Level 3	(566,018)
Ending Balance	$ 98,076

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $625,212,427. Net unrealized appreciation aggregated $7,962,858, of which $9,375,838 related to appreciated investment securities and $1,412,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009